Stock Warrants and Options (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested Number of Shares Outstanding - Beginning Balance	461,900	794,667
Granted during the year	0	0
Vested during the year	(332,767)	(332,767)
Forfeited during the year	0	0
Nonvested Number of Shares Outstanding - Ending Balance	129,133	461,900
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Nonvested Number of Shares Outstanding - Beginning Balance	0	0
Granted during the year	773,187	1,820,659
Vested during the year	(773,187)	(1,820,658)
Forfeited during the year	0	0
Nonvested Number of Shares Outstanding - Ending Balance	0	0